AUTOMATED CASH MANAGEMENT TRUST
(A Portfolio of Money Market Obligations Trust)
Supplement to Prospectus and Statement of Additional Information dated September 30, 1998


I. At the, August 11, 1999 shareholder meeting, shareholders approved the following changes:

                     (1) Made changes to the Fund's fundamental investment limitations and policies:

                           (a) Amended the Fund's fundamental investment limitation regarding borrowing money and issuing senior securities to read as follows:

                                "The Fund may borrow money, directly or
                                indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                           (b) Amended the Fund's fundamental investment limitation regarding investing in real estate to read as follows:

                                "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                           (c) Amended the Fund's fundamental investment limitation regarding investing in commodities to read as follows:

                                "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this limitation, the Fund does not consider financial futures contracts to be commodities."

                           (d) Amended the Fund's fundamental investment limitation regarding underwriting securities to read as follows:

                                "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                           (e) Amended the Fund's fundamental investment
limitation regarding lending assets to read as follows:

                                "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                           (f) Amended the Fund's fundamental investment limitation regarding concentration of the Fund's investments in the securities of companies in the same industry to read as follows:

                                "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."

                           (g) Amended, and made non-fundamental, the Fund's fundamental limitation regarding pledging assets to read as follows:

                                "The Fund will not mortgage, pledge, or
                                hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                           (h) Amended, and made non-fundamental, the Fund's fundamental investment limitation regarding buying securities on margin to read as follows:

                                "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

                           (i) Amended, and made non-fundamental, the Fund's fundamental investment policies regarding the types of money market instruments that the Fund is permitted to purchase to read as follows:

                    "The Fund invests in a portfolio of money market instruments maturing in 397 days or less." and

                                "The Fund invests in money market instruments that are either rated in the two highest short-term rating categories or the three highest long-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings."

                           (j) Amended, and made non-fundamental the Fund's fundamental investment limitation regarding investing in securities of other investment companies to read as follows:

                    "The Fund may invest its assets in securities of other investment companies."

                           (k) Made non-fundamental the Fund's fundamental investment policy regarding investing in U.S. government securities.

                           (l) Made non-fundamental the Fund's fundamental
investment policy regarding purchasing bank instruments.

                           (m) Made non-fundamental the Fund's fundamental
investment policy regarding purchasing commercial paper.

                           (n) Made non-fundamental the Fund's fundamental investment policy regarding engaging in repurchase agreement transactions.

                           (o) Made non-fundamental the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.

                     (2) Removed certain of the Fund's fundamental investment limitations:

               (a)  Removed  the  Fund's   fundamental   investment   limitation
                    regarding selling securities short;

                           (b) Removed the Fund's fundamental investment limitation regarding investing for the purpose of control; and

                           (c) Removed the Fund's fundamental investment limitation regarding the purchase of securities owned by Officers and Trustees of the Fund.

II. The following actions were taken by the Board of Trustees with regard to non-fundamental investment limitations and policies:

                     (1) Amended the Fund's non-fundamental investment limitation regarding illiquid securities to read as follows:

                           "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."

                     (2) Approved the elimination of the following undertaking of the Fund:

                    "The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets."

                     (3) Approved the addition of a non-fundamental investment limitation as follows when applying the concentration restriction to the Fund:

                           "(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

                     (4) Approved the addition of the following non-fundamental investment policy:

            "The Fund may engage in securities lending transactions."


                                                                 August 11, 1999

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Cusip    60934N831
Cusip    60934N864
G02621-06 (8/99)

TREASURY OBLIGATIONS FUND
(A Portfolio of Money Market Obligations Trust)
Supplement to Prospectus and Statement of Additional Information dated September 30, 1998


I. At the, August 11, 1999 shareholder meeting, shareholders approved the following changes:

                     (1) Made changes to the Fund's fundamental investment limitations and policies:

                           (a) Amended the Fund's fundamental investment limitation regarding diversification of its investments to read as follows:

                                "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

                           (b) Amended the Fund's fundamental investment limitation regarding borrowing money and issuing senior securities to read as follows:

                                "The Fund may borrow money, directly or
                                indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                           (c) Amended the Fund's fundamental investment limitation regarding investing in real estate to read as follows:

                                "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                           (d) Amended the Fund's fundamental investment limitation regarding investing in commodities to read as follows:

                                "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this limitation, the Funds do not consider financial futures contracts to be commodities."

                           (e) Amended the Fund's fundamental investment limitation regarding underwriting securities to read as follows:

                                "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                           (f) Amended the Fund's fundamental investment
limitation regarding lending assets to read as follows:

                                "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                           (g) Amended the Fund's fundamental investment limitation regarding concentration of the Fund's investments in the securities of companies in the same industry to read as follows:

                                "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."

                           (h) Amended, and made non-fundamental, the Fund's fundamental limitation regarding pledging assets to read as follows:

                                "The Fund will not mortgage, pledge, or
                                hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                           (i) Amended, and made non-fundamental, the Fund's fundamental investment limitation regarding buying securities on margin to read as follows:

                                "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

                     (2) Removed the Fund's fundamental investment limitation regarding selling securities short

II. The following actions were taken by the Board of Trustees with regard to non-fundamental investment limitations and policies:

                     (1) Removed the Fund's non-fundamental investment limitation regarding investing in the securities of a company for the purpose of exercising control or management.

                     (2) Removed the Fund's non-fundamental investment limitation regarding investing in puts, calls, straddles, spreads, or any combination of them.

                     (3) Amended the Fund's non-fundamental investment limitation regarding illiquid securities to read as follows:

                           "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."

                     (4) Amended the Fund's non-fundamental investment limitation regarding investing in securities of other investment companies to read as follows:

                    "The Fund may invest its assets in securities of other investment companies."

                     (5) Approved the elimination of the following undertaking of the Fund:

                    "The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets."

                     (6) Approved the addition of a non-fundamental investment limitation as follows when applying the concentration restriction to the Fund:

                           "(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

                     (7) Approved the addition of the following non-fundamental investment policy:

                                "The Treasury Obligations Fund will pursue its investment objective by investing only in a portfolio of Treasury securities maturing in 397 days or less."

                     (8)   Approved the elimination of the Fund's
                           non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that the Fund will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

                                                                 August 11, 1999

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Cusip    60934N509
Cusip    60934N872
Cusip    60934N823
G02621-05 (8/99)